                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

 This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 767 Third Avenue
         39th Floor
         New York, New York 10017

Form 13F File Number: 28-10827
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mikhail Filimonov
Title: Chairman and Chief Executive Officer
Phone: 212-301-1800

Signature, Place, and Date of Signing:

     /s/ Mikhail Filimonov              New York, NY                 08/14/06
   -------------------------         -------------------           ------------
         [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager
[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name

    28-
       ----------------------     -----------------------------------
       [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                 0
                                        ------------

Form 13F Information Table Entry Total:          151
                                        ------------

Form 13F Information Table Value Total:    1,496,161
                                        ------------
                                         (thousands)


List of Other Included Managers: none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and name the column headings and list entries.]

     No.  Form 13F File Number          Name

     ---  28.---------------------      ------------------------------------

     [Repeat as necessary]

                                                                        Market
                                                                        Value                           Inv.    Other    Voting
Name                                  Title of Class       CUSIP        ('000)        Shrs/Prn         Disc.    Mgrs.    Auth.
----                                  --------------     ---------     --------     ------------       ------   -----    ------

ACCESS INTEGRATED TECHNLGS I          CL A               004329108        866           88301 SH        SOLE              SOLE
ADVANCED MEDICAL OPTICS INC           NOTE 2.500% 7/1    00763MAG3      5,616        5000000 PRN        SOLE              SOLE
AGCO CORP                             NOTE 1.750%12/3    001084AL6      9,825        7500000 PRN        SOLE              SOLE
AIRTRAN HLDGS INC                     NOTE 7.000% 7/0    00949PAB4      7,928        5000000 PRN        SOLE              SOLE
ALEXION PHARM                         NOTE 1.375% 2/0    015351AF6     10,998        8500000 PRN        SOLE              SOLE
ALLEGHENY ENERGY INC                  COM                017361106     15,445          416650 SH        SOLE              SOLE
ALLOY INC                             DBCV 5.375% 8/0    019855AB1      3,924        4000000 PRN        SOLE              SOLE
ALTRIA GROUP INC                      COM                02209S103        492            6700 SH        SOLE              SOLE
AMKOR TECHNOLOGY INC                  NOTE 2.500% 5/1    031652AX8      5,522        6000000 PRN        SOLE              SOLE
AMKOR TECHNOLOGY INC                  NOTE 5.000% 3/1    031652AH3      3,008        3065000 PRN        SOLE              SOLE
ANADIGICS INC                         NOTE 5.000%11/1    032515AB4     23,083       23083000 PRN        SOLE              SOLE
AQUANTIVE INC                         NOTE 2.250% 8/1    03839GAB1     13,690        6700000 PRN        SOLE              SOLE
ARTESYN TECHNOLOGIES INC              NOTE 5.500% 8/1    043127AB5     20,442       15000000 PRN        SOLE              SOLE
AT&T INC                              COM                00206R102      1,395           50000 SH        SOLE              SOLE
AXCELIS TECHNOLOGIES INC              NOTE 4.250% 1/1    054540AB5     30,174       30790000 PRN        SOLE              SOLE
BELL MICROPRODUCTS INC                NOTE 3.750% 3/0    078137AC0      2,553        3000000 PRN        SOLE              SOLE
BIOMARIN PHARMACEUTICAL INC           NOTE 2.500% 3/2    09061GAC5      7,710        7000000 PRN        SOLE              SOLE
BROCADE COMMUNICATIONS SYS I          NOTE 2.000% 1/0    111621AB4     20,803       21000000 PRN        SOLE              SOLE
CAL DIVE INTL INC                     NOTE 3.250%12/1    127914AB5      7,770        5250000 PRN        SOLE              SOLE
CAPITALSOURCE INC                     DBCV 3.500% 7/1    14055XAD4      5,978        6100000 PRN        SOLE              SOLE
CARDIOME PHARMA CORP                  COM NEW            14159U202        751           85000 SH        SOLE              SOLE
CELL THERAPEUTICS INC                 COM                150934107      1,643         1141110 SH        SOLE              SOLE
CEPHALON INC                          NOTE 6/1           156708AK5     11,325       10000000 PRN        SOLE              SOLE
CEPHALON INC                          NOTE 2.000% 6/0    156708AP4     17,609       12500000 PRN        SOLE              SOLE
CIENA CORP                            NOTE 3.750% 2/0    171779AA9      5,376        5600000 PRN        SOLE              SOLE
CIENA CORP                            NOTE 0.250% 5/0    171779AB7     15,000       15000000 PRN        SOLE              SOLE
COLGATE PALMOLIVE CO                  COM                194162103        497            8300 SH        SOLE              SOLE
COMPUCREDIT CORP                      NOTE 3.625% 5/3    20478NAB6     12,650       11500000 PRN        SOLE              SOLE


COMPUTER NETWORK TECHNOLOGY           NOTE 3.000% 2/1    204925AC5     26,367       26905000 PRN        SOLE              SOLE
COMTECH TELECOMMUNICATIONS C          NOTE 2.000% 2/0    205826AD2      7,502        7000000 PRN        SOLE              SOLE
COMVERSE TECHNOLOGY INC               DEBT 5/1           205862AM7      8,970        7500000 PRN        SOLE              SOLE
CONAGRA FOODS INC                     COM                205887102        502           22700 SH        SOLE              SOLE
COVAD COMMUNICATIONS GROUP I          DBCV 3.000% 3/1    222814AR6      7,307        8030000 PRN        SOLE              SOLE
CRAY INC                              NOTE 3.000%12/0    225223AB2      8,559       10250000 PRN        SOLE              SOLE
CUBIST PHARMACEUTICALS INC            NOTE 2.250% 6/1    229678AC1      8,851        8500000 PRN        SOLE              SOLE
CURAGEN CORP                          SDCV 6.000% 2/0    23126RAC5      3,940        4000000 PRN        SOLE              SOLE
CVS CORP                              COM                126650100        500           16300 SH        SOLE              SOLE
CYCLACEL PHARMACEUTICALS INC          PFD CONV EX 6%     23254L207        563          125000 SH        SOLE              SOLE
DISNEY WALT CO                        COM DISNEY         254687106      3,561          118700 SH        SOLE              SOLE
DOV PHARMACEUTICAL INC                NOTE 2.500% 1/1    259858AB4      2,295        4500000 PRN        SOLE              SOLE
EDO CORP                              NOTE 4.000%11/1    281347AE4     15,139       15500000 PRN        SOLE              SOLE
ELECTROGLAS INC                       COM                285324109        651          214098 SH        SOLE              SOLE
EMAGIN CORP                           COM                29076N107        949         3636363 SH        SOLE              SOLE
EMCORE CORP                           NOTE 5.000% 5/1    290846AD6     22,078       16580460 PRN        SOLE              SOLE
EMCORE CORP                           NOTE 5.000% 5/1    290846AC8      8,622        6475000 PRN        SOLE              SOLE
EMPIRE RESORTS INC                    NOTE 5.500% 7/3    292052AB3      1,690        2000000 PRN        SOLE              SOLE
ENZON PHARMACEUTICALS INC             NOTE 4.500% 7/0    293904AB4     18,818       19500000 PRN        SOLE              SOLE
EPICEPT CORP                          COM                294264205        682          315789 SH        SOLE              SOLE
EXIDE TECHNOLOGIES                    *W EXP 99/99/999   302051123         -            44193 SH        SOLE              SOLE
EXIDE TECHNOLOGIES                    COM NEW            302051206        76            17676 SH        SOLE              SOLE
EXPRESSJET HOLDINGS INC               NOTE 4.250% 8/0    30218UAB4      6,764        7600000 PRN        SOLE              SOLE
EXTREME NETWORKS INC                  NOTE 3.500%12/0    30226DAB2      8,854        9000000 PRN        SOLE              SOLE
FINISAR                               NOTE 5.250%10/1    31787AAC5     32,594       33350000 PRN        SOLE              SOLE
FLUOR CORP NEW                        COM                343412102      4,647           50000 SH        SOLE              SOLE
GALAXY ENERGY CORP                    COM                36318B106        629         1014611 SH        SOLE              SOLE
GENENTECH INC                         COM NEW            368710406     16,988          207674 SH        SOLE              SOLE
GENESCO INC                           SDCV 4.125% 6/1    371532AN2      9,315        5750000 PRN        SOLE              SOLE


GENESIS HEALTHCARE CORP               SDCV 2.500% 3/1    37184DAE1     17,681       16800000 PRN        SOLE              SOLE
GENTIUM SPA                           SPONSORED ADR      37250B104      5,720          400000 SH        SOLE              SOLE
GRAFTECH INTL LTD                     DBCV 1.625% 1/1    384313AB8      6,375        8500000 PRN        SOLE              SOLE
HANOVER COMPRESSOR CO                 NOTE 4.750% 3/1    410768AC9     10,500       10995000 PRN        SOLE              SOLE
HUMAN GENOME SCIENCES INC             NOTE 2.250% 8/1    444903AM0      3,531        4000000 PRN        SOLE              SOLE
I2 TECHNOLOGIES INC                   NOTE 5.250%12/1    465754AF6      3,398        3450000 PRN        SOLE              SOLE
IMCLONE SYS INC                       NOTE 1.375% 5/1    45245WAF6      2,303        2500000 PRN        SOLE              SOLE
INCO LTD                              NOTE 3/2           453258AM7     17,523       10000000 PRN        SOLE              SOLE
INCYTE CORP                           NOTE 5.500% 2/0    45337CAC6     20,368       20574000 PRN        SOLE              SOLE
INHALE THERAPEUTIC SYS INC            NOTE 3.500%10/1    457191AH7      4,956        5000000 PRN        SOLE              SOLE
INHALE THERAPEUTIC SYS INC            NOTE 5.000% 2/0    457191AF1     17,258       17433000 PRN        SOLE              SOLE
INSMED INC                            COM NEW            457669208      5,629         3518329 SH        SOLE              SOLE
INTERNATIONAL RECTIFIER CORP          NOTE 4.250% 7/1    460254AE5     18,350       18350000 PRN        SOLE              SOLE
INVITROGEN CORP                       NOTE 2.250%12/1    46185RAD2      1,931        1970000 PRN        SOLE              SOLE
INVITROGEN CORP                       NOTE 3.250% 6/1    46185RAM2     10,450       11000000 PRN        SOLE              SOLE
IONATRON INC                          COM                462070103        60            10571 SH        SOLE              SOLE
ISHARES INC                           MSCI JAPAN         464286848      9,248          678000 SH        SOLE              SOLE
ISIS PHARMACEUTICALS INC DEL          NOTE 5.500% 5/0    464337AC8     10,602       11400000 PRN        SOLE              SOLE
ITC HLDGS CORP                        COM                465685105        579           21800 SH        SOLE              SOLE
KELLOGG CO                            COM                487836108        499           10300 SH        SOLE              SOLE
KELLWOOD CO                           DBCV 3.500% 6/1    488044AF5      1,759        2000000 PRN        SOLE              SOLE
KERZNER INTL LTD                      NOTE 2.375% 4/1    492520AB7      6,819        5000000 PRN        SOLE              SOLE
KIMBERLY CLARK CORP                   COM                494368103        494            8000 SH        SOLE              SOLE
KROGER CO                             COM                501044101        492           22500 SH        SOLE              SOLE
KULICKE & SOFFA INDS INC              NOTE 0.500%11/3    501242AL5      5,045        6000000 PRN        SOLE              SOLE
LAUDER ESTEE COS INC                  CL A               518439104        495           12800 SH        SOLE              SOLE
LIGAND PHARMACEUTICALS INC            CL B               53220K207        441           52200 SH        SOLE              SOLE
LIONS GATE ENTMNT CORP                NOTE 2.938%10/1    535919AF1     10,285       11000000 PRN        SOLE              SOLE
LSI LOGIC CORP                        NOTE 4.000%11/0    502161AG7     79,000       80000000 PRN        SOLE              SOLE


LTX CORP                              NOTE 4.250% 8/1    502392AE3     54,561       54904000 PRN        SOLE              SOLE
MAGMA DESIGN AUTOMATION               NOTE 5/1           559181AB8      6,880        8000000 PRN        SOLE              SOLE
MANOR CARE INC NEW                    NOTE 2.125% 4/1    564055AE1      8,421        5500000 PRN        SOLE              SOLE
MANUGISTICS GROUP INC                 NOTE 5.000%11/0    565011AB9      5,000        5000000 PRN        SOLE              SOLE
MARINER ENERGY INC                    COM                56845T305      5,511          300000 SH        SOLE              SOLE
MATRITECH INC                         COM                576818108        202          185185 SH        SOLE              SOLE
MCCORMICK & CO INC                    COM NON VTG        579780206        500           14900 SH        SOLE              SOLE
MEDAREX INC                           COM                583916101     11,435         1189864 SH        SOLE              SOLE
MEDCO HEALTH SOLUTIONS INC            COM                58405U102      5,442           95000 SH        SOLE              SOLE
MEMBERWORKS INC                       NOTE 5.500%10/0    586002AB3      4,902        4000000 PRN        SOLE              SOLE
MENTOR GRAPHICS CORP                  FRNT 8/0           587200AD8        985        1000000 PRN        SOLE              SOLE
MILLENNIUM PHARMACEUTICALS I          NOTE 5.500% 1/1    599902AB9     14,456       14529000 PRN        SOLE              SOLE
MILLICOM INTL CELLULAR S A            SHS NEW            L6388F110     25,977          571800 SH        SOLE              SOLE
MINES MGMT CO                         COM                603432105      2,486          361000 SH        SOLE              SOLE
MIRANT CORP NEW                       COM                60467R100      8,428          314474 SH        SOLE              SOLE
MITSUBISHI UFJ FINL GROUP INC         SPONSORED ADR      606822104        698           50000 SH        SOLE              SOLE
MRV COMMUNICATIONS INC                COM                553477100      1,400          500000 SH        SOLE              SOLE
NORTEL NETWORKS CORP NEW              NOTE 4.250% 9/0    656568AB8      4,675        5000000 PRN        SOLE              SOLE
NOVELL INC                            DBCV 0.500% 7/1    670006AC9     13,324       15000000 PRN        SOLE              SOLE
NRG ENERGY INC                        COM NEW            629377508      3,035           63000 SH        SOLE              SOLE
OIL STS INTL INC                      NOTE 2.375% 7/0    678026AB1     20,700       16000000 PRN        SOLE              SOLE
OMNICARE INC                          DBCV 3.250%12/1    681904AL2      9,098       10000000 PRN        SOLE              SOLE
OSCIENT PHARMACEUTICALS CORP          NOTE 3.500% 4/1    68812RAB1     12,064       18400000 PRN        SOLE              SOLE
OSCIENT PHARMACEUTICALS CORP          COM                68812R105        223          259066 SH        SOLE              SOLE
PEABODY ENERGY CORP                   COM                704549104      5,263           94400 SH        SOLE              SOLE
PETROHAWK ENERGY CORP                 COM                716495106      1,275          106200 SH        SOLE              SOLE
PG&E CORP                             NOTE 9.500% 6/3    69331CAD0     14,362        5000000 PRN        SOLE              SOLE
PHELPS DODGE CORP                     COM                717265102      4,108           50000 SH        SOLE              SOLE
PIXELWORKS INC                        SDCV 1.750% 5/1    72581MAB3      6,233        9000000 PRN        SOLE              SOLE

PORTLAND GEN ELEC CO                  COM NEW            736508847        339           13564 SH        SOLE              SOLE
POWERWAVE TECHNOLOGIES INC            NOTE 1.875%11/1    739363AD1     21,219       20300000 PRN        SOLE              SOLE
PROASSURANCE CORP                     DBCV 3.900% 6/3    74267CAB2      9,578        7750000 PRN        SOLE              SOLE
PROTEIN DESIGN LABS INC               NOTE 2.000% 2/1    74369LAF0     21,973       22000000 PRN        SOLE              SOLE
QLT INC                               NOTE 3.000% 9/1    746927AB8      2,741        3000000 PRN        SOLE              SOLE
RCN CORP                              COM NEW            749361200      1,993           79960 SH        SOLE              SOLE
REGENERON PHARMACEUTICALS             NOTE 5.500%10/1    75886FAB3      9,680       10000000 PRN        SOLE              SOLE
REYNOLDS AMERICAN INC                 COM                761713106        496            4300 SH        SOLE              SOLE
RITE AID CORP                         NOTE 4.750%12/0    767754BA1      2,063        2100000 PRN        SOLE              SOLE
RSA SEC INC                           COM                749719100     15,634          575000 SH        SOLE              SOLE
SANDISK CORP                          NOTE 1.000% 5/1    80004CAC5     31,194       35000000 PRN        SOLE              SOLE
SCIENTIFIC GAMES CORP                 SDCV 0.750%12/0    80874PAD1     11,316        8700000 PRN        SOLE              SOLE
SELECTIVE INS GROUP INC               NOTE 1.616% 9/2    816300AB3      5,476        7500000 PRN        SOLE              SOLE
SELECT SECTOR SPDR TR                 SBI CONS STPLS     81369Y308     40,301         1666000 SH        SOLE              SOLE
SEPRACOR INC                          NOTE 10/1          817315AW4     11,865       11500000 PRN        SOLE              SOLE
SFBC INTL INC                         NOTE 2.250% 8/1    784121AB1      5,115        6000000 PRN        SOLE              SOLE
SKECHERS U S A INC                    NOTE 4.500% 4/1    830566AB1     34,349       33036000 PRN        SOLE              SOLE
SONIC AUTOMOTIVE INC                  NOTE 5.250% 5/0    83545GAE2     12,471       13267000 PRN        SOLE              SOLE
ST MARY LD & EXPL CO                  NOTE 5.750% 3/1    792228AC2     39,077       12500000 PRN        SOLE              SOLE
STANDARD MTR PRODS INC                SDCV 6.750% 7/1    853666AB1      9,104       10405000 PRN        SOLE              SOLE
STEEL DYNAMICS INC                    NOTE 4.000%12/1    858119AD2     50,388       13000000 PRN        SOLE              SOLE
STREETTRACKS GOLD TR                  GOLD SHS           863307104      3,062           50000 SH        SOLE              SOLE
SUNTERRA CORP                         NOTE 3.750% 3/2    86787DAC3      8,539        9000000 PRN        SOLE              SOLE
TERADYNE INC                          SDCV 3.750%10/1    880770AD4     23,125       23300000 PRN        SOLE              SOLE
TEVA PHARMACEUTICAL FIN CO B          NOTE 1.750% 2/0    88165FAA0     10,024       11000000 PRN        SOLE              SOLE
TIME WARNER TELECOM INC               DBCV 2.375% 4/0    887319AC5      6,188        6000000 PRN        SOLE              SOLE
UNISOURCE ENERGY CORP                 NOTE 4.500% 3/0    909205AB2      5,000        5000000 PRN        SOLE              SOLE
UNITED RENTALS INC                    COM                911363109      6,396          200000 SH        SOLE              SOLE
UNIVISION COMMUNICATIONS INC          CL A               914906102     33,289          993700 SH        SOLE              SOLE

UST INC                               COM                902911106        497           11000 SH        SOLE              SOLE
VEECO INSTRS INC DEL                  NOTE 4.125%12/2    922417AB6     21,091       21828000 PRN        SOLE              SOLE
VERIZON COMMUNICATIONS                COM                92343V104      1,675           50000 SH        SOLE              SOLE
VERTEX PHARMACEUTICALS INC            NOTE 5.000% 9/1    92532FAD2      9,536        9584000 PRN        SOLE              SOLE
WILLIAMS COS INC DEL                  COM                969457100      1,168           50000 SH        SOLE              SOLE
WIND RIVER SYSTEMS INC                NOTE 3.750%12/1    973149AE7      2,469        2500000 PRN        SOLE              SOLE
WMS INDS INC                          NOTE 2.750% 7/1    929297AE9     14,808       10000000 PRN        SOLE              SOLE